Warrant Liabilities - Schedule of Fair Value of Purchase Warrant and Waiver Warrants (Details)	Jun. 30, 2025	Jun. 22, 2025	Feb. 20, 2025	Dec. 12, 2024	Oct. 07, 2024	Sep. 24, 2024
Risk-Free Rate [Member] | Level 3 [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.42
Risk-Free Rate [Member] | Level 3 [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs		3.99	4.5	4.37	4	3.62
Risk-Free Rate [Member] | First Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.87
Risk-Free Rate [Member] | Second Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.87
Risk-Free Rate [Member] | Third Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.89
Risk-Free Rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.83
Risk-Free Rate [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	3.82
Estimated Volatility Rate [Member] | Level 3 [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	42.87
Estimated Volatility Rate [Member] | Level 3 [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs		38.11	40.58	44.39	43.88	43.79
Estimated Volatility Rate [Member] | First Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	37.58
Estimated Volatility Rate [Member] | Second Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	37.52
Estimated Volatility Rate [Member] | Third Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	38.23
Estimated Volatility Rate [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	37.81
Estimated Volatility Rate [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	38.18
Dividend Yield [Member] | Level 3 [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Level 3 [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs		0	0	0	0	0
Dividend Yield [Member] | First Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Second Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Third Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	0
Spot Price of Underling Ordinary Share [Member] | Level 3 [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs		0.98	1.28	2.53	3.86	3.87
Spot Price of Underling Ordinary Share [Member] | First Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.01
Spot Price of Underling Ordinary Share [Member] | Second Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.01
Spot Price of Underling Ordinary Share [Member] | Third Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.01
Spot Price of Underling Ordinary Share [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.01
Spot Price of Underling Ordinary Share [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.01
Exercise price [Member] | Level 3 [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	4.4
Exercise price [Member] | Level 3 [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs		1.7	1.7	3.25	4.47	4.71
Exercise price [Member] | First Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.7
Exercise price [Member] | Second Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.7
Exercise price [Member] | Third Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.7
Exercise price [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.7
Exercise price [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	1.7
Fair value of Purchase Warrant in USD [Member] | Level 3 [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs		76,500	85,200	149,000	120,000	106,000
Fair value of Purchase Warrant in USD [Member] | First Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	38,800
Fair value of Purchase Warrant in USD [Member] | Second Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	39,500
Fair value of Purchase Warrant in USD [Member] | Third Closing [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	62,400
Fair value of Purchase Warrant in USD [Member] | First Closing of Second Tranche [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	42,300
Fair value of Purchase Warrant in USD [Member] | Waiver Warrants [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Fair value measurements inputs	81,200